Consolidated Statements of Financial Position	Mar. 31, 2022 CAD ($)	Mar. 31, 2021 CAD ($)
Current assets
Cash	$ 370,784	$ 308,085
Amounts receivable and other assets	48,817	47,380
Marketable securities	311,293	1,026,418
Total current assets	730,894	1,381,883
Non-current assets
Restricted cash	178,550	178,487
Right-of-use asset	82,384	0
Total assets	991,828	1,560,370
Current liabilities
Accounts payable and accrued liabilities	413,278	168,195
Balances due to a related parties	472,303	795,239
Lease liability	17,125	0
Total current liabilities	902,706	963,434
Non-current liabilities
Director's loan	644,642	570,000
Lease liability	72,903	0
Total liabilities	1,620,251	1,533,434
Shareholders' equity
Share capital	65,228,921	64,744,721
Reserves	4,094,335	4,870,082
Accumulated deficit	(69,951,679)	(69,587,867)
Total shareholders' equity	(628,423)	26,936
Total liabilities and shareholders' equity	$ 991,828	$ 1,560,370